Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Oct. 31, 2025	Oct. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Accrued expenses	[1]	$ 9,245,092	$ 5,853,795
Board compensation payable		75,000	363,726
Other payable		746,450	706,781
Accrued expenses and other liabilities		11,018,723	6,924,302
Third-Party [Member]
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Due to a third-party	[2]	$ 952,181

[1]	The balance represented accrued contract expenses.
[2]	The balance was advanced by Dr. Guohua Zhang (former Chief Executive Officer and Chairman of the Board of the Company) before October 31, 2024 (Detail see Note 10)